EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended February 28, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.00%
From	01-Feb-17	15-Feb-17	15-Mar-17	Floating Allocation Percentage at Month-End	55.80%
To	28-Feb-17	15-Mar-17
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$935,752,662.36		Beginning	-
			Payout	-
Total Collateral	2,046,892,662.36		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	227.43%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	28
	Total Pool		A1 LIBOR	0.770000%
Beginning Gross Principal Pool Balance	$6,073,236,710.33		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,873,818,073.28)			1.170000%
Investment in New Receivables	$2,169,872,471.20				1.28%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(53,967,565.01)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(625,279,358.03)			Actual	Per $1000
Less Servicing Adjustment	$(4,231,234.21)		Interest A1	500,500.00	0.50
Ending Balance	$5,685,812,951.00		Principal A1	-	$0.00

SAP for Next Period	36.00%				0.50

Average Receivable Balance	$5,572,093,487.77			Actual	Per $1000
Monthly Payment Rate	33.63%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	920,500.00	1.315000%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$14,700,505.92		Excess Cash Flow	1,106,587.63
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$14,700,505.92
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-